Tweedy, Browne Global Value Fund
Portfolio of Investments

June 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—93.8%

	Canada—1.8%
89,692	E-L Financial Corp., Ltd.	$44,485,454
1,489,895	National Bank of Canada	67,296,873

		111,782,327

	Chile—1.6%
8,324,992	Antofagasta plc	96,084,656

	China—2.0%
812,797	Baidu Inc., Sponsored ADR(a)	97,446,232
7,801,470	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	18,696,540
6,463,000	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	6,565,801

		122,708,573

	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	1,571,886

	France—12.5%
12,044,020	Bollore SA	37,991,629
865,012	Cie Generale des Etablissements Michelin	90,135,101
6,011,377	CNP Assurances(a)	69,701,111
1,996,733	Safran SA(a)	200,792,119
5,957,840	SCOR SE(a)	164,494,587
2,927,083	Tarkett SA(a)	34,172,674
4,310,260	Total SA	166,145,639

		763,432,860

	Germany—6.3%
1,300,155	BASF SE	73,006,347
1,747,030	Henkel AG & Co., KGaA	146,112,163
888,159	Krones AG	57,023,822
42,354	KSB SE & Co., KGaA	11,304,369
377,440	Muenchener Rueckversicherungs AG	98,253,227

		385,699,928

	Hong Kong—1.9%
4,771,000	CK Hutchison Holdings, Ltd.	30,895,226
26,265,000	Emperor Entertainment Hotel, Ltd.	3,542,709
5,639,882	Great Eagle Holdings, Ltd.	14,236,944
15,995,508	Hang Lung Group, Ltd.	37,432,801
939,600	Jardine Strategic Holdings, Ltd.	20,268,203
1,555,000	Kingboard Holdings Ltd.	4,058,896
59,000	Miramar Hotel & Investment	105,256
10,820,000	Tai Cheung Holdings, Ltd.	6,893,967

		117,434,002

	Italy—0.9%
4,763,086	SOL SpA(c)	56,308,782

	Japan—3.2%
93,500	ADEKA Corp.	1,243,872
1,988,200	Astellas Pharma, Inc.	33,229,766
2,111,900	Ebara Corp.	49,876,231
212,000	Fuji Seal International Inc.	4,129,162
57,600	Konishi Co., Ltd.	806,342

Shares		Value*

	Japan (continued)
1,927,800	Kuraray Co., Ltd.	$20,190,725
1,433,800	NGK Spark Plug Co., Ltd.	20,625,052
164,400	Nippon Kanzai Co., Ltd.	3,009,500
193,700	Shizuoka Gas Co., Ltd.	1,776,780
2,568,000	Yamaha Motor Co., Ltd.	40,479,642
1,801,700	Zeon Corp.	16,652,613
	Miscellaneous Security(d)	287,947

		192,307,632

	Mexico—1.1%
1,533,895	Coca-Cola FEMSA SA de CV, Sponsored ADR(e)	67,261,296

	Netherlands—6.0%
3,126,212	Heineken Holding NV	255,792,154
2,247,000	Royal Dutch Shell plc, Class A	36,770,641
1,369,620	Unilever NV	73,002,594

		365,565,389

	Singapore—5.0%
11,470,201	DBS Group Holdings, Ltd.	172,410,807
9,208,541	United Overseas Bank, Ltd.	134,414,130

		306,824,937

	South Korea—1.6%
319,975	Chokwang Paint, Ltd.	1,419,650
232,215	Dongsuh Companies Inc.	3,064,355
144,547	Hankook Technology Group Co., Ltd.	1,565,161
210,000	Hyundai Mobis Co., Ltd.	33,709,035
131,339	Kangnam Jevisco Co., Ltd.	1,553,465
815,800	LG Corp.	48,687,935
132,553	Samchully Co., Ltd.	7,465,877

		97,465,478

	Spain—0.2%
3,326,849	Mediaset España Comunicacion SA(a)	12,335,733

	Sweden—1.7%
661,300	Autoliv, Inc.	42,660,463
4,155,999	Trelleborg AB, Class B(a)	60,986,000

		103,646,463

	Switzerland—20.3%
218,165	Coltene Holding AG	16,450,013
3,558,380	Nestle SA, Registered	394,478,180
80	Neue Zuercher Zeitung(a)	422,141
2,712,200	Novartis AG, Registered	236,264,821
68,178	Phoenix Mecano AG(c)	27,449,641
875,310	Roche Holding AG	303,218,742
429,703	TX Group AG	31,918,747
648,618	Zurich Insurance Group AG	229,800,898

		1,240,003,183

	Thailand—0.8%
14,171,579	Bangkok Bank Public Co., Ltd., NVDR	49,432,929

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio of Investments

June 30, 2020 (Unaudited)

Shares		Value*

	United Kingdom—15.6%
10,050,210	Babcock International Group plc	$38,409,183
18,154,406	BAE Systems plc	108,247,407
17,133,469	CNH Industrial NV(a)	120,335,972
7,801,388	Diageo plc	258,566,147
9,290,881	GlaxoSmithKline plc	187,143,613
5,000,000	HSBC Holdings plc	23,172,404
5,273,360	Inchcape plc	31,956,899
17,304,144	Lookers plc	4,490,029
5,000,000	Standard Chartered plc	27,027,529
2,706,685	Unilever plc	145,589,694
16,292,379	Vertu Motors plc	4,928,157
	Miscellaneous Security(d)	862,747

		950,729,781

	United States—11.3%
75,488	Alphabet Inc., Class A(a)	107,045,758
75,695	Alphabet Inc., Class C(a)	107,003,209
14,503	American National Insurance Co.	1,045,231
1,306,916	Bank of New York Mellon Corp./The	50,512,303
433	Berkshire Hathaway Inc., Class A(a)	115,740,900
301	Berkshire Hathaway Inc., Class B(a)	53,732
3,113,533	Cisco Systems, Inc.	145,215,179
583,045	ConocoPhillips	24,499,551
860,002	Johnson & Johnson	120,942,081
291,523	Phillips 66	20,960,504

		693,018,448

TOTAL COMMON STOCKS (Cost $3,874,170,066)		5,733,614,283

PREFERRED STOCKS—0.6%

	Chile—0.4%
11,044,000	Embotelladora Andina SA, Class A	23,552,279

	Croatia—0.2%
166,388	Adris Grupa d.d.	9,380,369

	Germany—0.0%(b)
103,830	Villeroy & Boch AG(a)	1,312,923

TOTAL PREFERRED STOCKS (Cost $36,168,850)		34,245,571

REGISTERED INVESTMENT COMPANY—1.4%
88,740,733	Dreyfus Treasury Securities Cash Management– Institutional Shares 0.08%(f) (Cost $88,740,733)	88,740,733

Face Value			Value*

U.S. TREASURY BILL—3.7%
$ 225,000,000	0.167%(g), due 12/03/2020(e) (Cost $224,890,688)		$224,895,656

INVESTMENTS IN SECURITIES (Cost $4,223,970,337)	99.5%		6,081,496,243
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.0	)(b)	(1,387,783)
OTHER ASSETS AND LIABILITIES (Net)	0.5		31,995,578

NET ASSETS	100.0%		$6,112,104,038

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Amount represents less than 0.1% of net assets.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The Aggregate amount of $1,150,694 represents 0.02% of the net assets of the Fund.

(e)

All or a portion of this position has been segregated to cover certain open forward contracts. At June 30 2020, liquid assets totaling $217,191,733 have been segregated to cover such open forward contracts.

(f)	Rate disclosed is the 7-day yield at June 30, 2020.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Sector Diversification

June 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	14.4%
Capital Goods	12.6
Insurance	11.8
Beverage	9.4
Food	8.9
Banks	7.8
Materials	4.4
Energy	4.1
Automobiles & Components	3.7
Household & Personal Products	3.6
Internet Software & Services	3.5
Technology Hardware & Equipment	2.8
Software & Services	1.6
Real Estate	1.0
Diversified Financials	0.9
Media	0.7
Commercial Services & Supplies	0.7
Retailing	0.7
Transportation	0.6
Health Care Equipment & Services	0.3
Utilities	0.2
Consumer Services	0.1
Tobacco	0.0	*

Total Common Stocks	93.8
Preferred Stocks	0.6
Registered Investment Company	1.4
U.S. Treasury Bill	3.7
Unrealized Depreciation on Forward Contracts	(0.0	)*
Other Assets and Liabilities (Net)	0.5

Net Assets	100.0%

*	Amount represents less than 0.1% of net assets

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Portfolio Composition

June 30, 2020 (Unaudited)

Percentage of
Portfolio Composition	Net Assets

Switzerland	20%
United Kingdom	16
France	13
United States	11
Germany	6
Netherlands	6
Singapore	5
Japan	3
Other Countries(a)	14
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	6

Total	100%

(a) “Other Countries” include Canada, Chile, China, Croatia, Czech Republic, Hong Kong, Italy, Mexico, South Korea, Spain, Sweden, and Thailand

(b) Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts

June 30, 2020 (Unaudited)						Unrealized
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/20*	Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
56,000,000	Canadian Dollar	NTC	9/1/20	$ 39,810,929	$41,120,917	$1,309,988
2,500,000,000	Chilean Peso	JPM	12/21/20	2,981,515	3,058,090	76,575
110,000,000	Great Britain Pound Sterling	JPM	7/2/20	136,224,000	135,918,414	(305,586)
4,000,000,000	Japanese Yen	NTC	3/25/21	36,989,088	37,257,411	268,323
TOTAL				$216,005,532	$217,354,832	$1,349,300

FORWARD EXCHANGE CONTRACTS TO SELL(a)
56,000,000	Canadian Dollar	NTC	9/1/20	$(42,134,884)	$(41,120,917)	$1,013,967
21,000,000	Canadian Dollar	NTC	9/8/20	(15,786,091)	(15,420,555)	365,536
34,000,000	Canadian Dollar	NTC	10/5/20	(25,693,245)	(24,968,008)	725,237
60,000,000	Canadian Dollar	SSB	12/23/20	(45,701,159)	(44,070,083)	1,631,076
28,000,000	Canadian Dollar	BNY	5/3/21	(20,012,865)	(20,561,122)	(548,257)
11,500,000,000	Chilean Peso	JPM	12/21/20	(15,125,608)	(14,067,213)	1,058,395
5,500,000,000	Chilean Peso	SSB	3/15/21	(6,561,288)	(6,732,355)	(171,067)
4,000,000,000	Chilean Peso	SSB	7/6/21	(4,882,813)	(4,898,927)	(16,114)
275,000,000	Chinese Yuan	SSB	11/27/20	(38,656,171)	(38,607,446)	48,725
150,000,000	Chinese Yuan	JPM	1/12/21	(21,388,849)	(21,013,424)	375,425
140,000,000	Chinese Yuan	JPM	5/24/21	(19,399,449)	(19,491,060)	(91,611)
200,000,000	Chinese Yuan	SSB	5/25/21	(27,763,703)	(27,843,064)	(79,361)
145,000,000	Chinese Yuan	SSB	7/6/21	(20,134,694)	(20,146,253)	(11,559)
46,000,000	European Union Euro	BNY	10/13/20	(51,722,400)	(51,788,939)	(66,539)
80,000,000	European Union Euro	SSB	11/9/20	(91,416,000)	(90,132,941)	1,283,059
210,000,000	European Union Euro	SSB	11/19/20	(236,600,700)	(236,662,442)	(61,742)
100,000,000	European Union Euro	NTC	11/25/20	(113,100,000)	(112,714,544)	385,456
65,000,000	European Union Euro	SSB	11/25/20	(73,506,940)	(73,264,453)	242,487
30,000,000	European Union Euro	SSB	11/30/20	(33,810,780)	(33,818,900)	(8,120)
100,000,000	European Union Euro	SSB	4/6/21	(110,390,500)	(113,065,739)	(2,675,239)
60,000,000	European Union Euro	BNY	5/3/21	(65,572,200)	(67,880,430)	(2,308,230)
50,000,000	European Union Euro	NTC	5/14/21	(54,662,750)	(56,580,952)	(1,918,202)
75,000,000	European Union Euro	BNY	5/17/21	(82,074,750)	(84,877,128)	(2,802,378)
75,000,000	European Union Euro	BNY	6/14/21	(85,478,250)	(84,930,358)	547,892
110,000,000	Great Britain Pound Sterling	JPM	7/2/20	(141,333,500)	(135,918,414)	5,415,086
75,000,000	Great Britain Pound Sterling	NTC	7/17/20	(95,415,750)	(92,681,066)	2,734,684
85,000,000	Great Britain Pound Sterling	NTC	7/30/20	(107,372,850)	(105,048,508)	2,324,342
75,000,000	Great Britain Pound Sterling	NTC	9/3/20	(92,808,825)	(92,704,066)	104,759
68,000,000	Great Britain Pound Sterling	JPM	9/17/20	(84,885,080)	(84,058,475)	826,605
40,000,000	Great Britain Pound Sterling	JPM	1/12/21	(52,913,000)	(49,484,892)	3,428,108
50,000,000	Great Britain Pound Sterling	SSB	6/14/21	(63,634,600)	(61,887,828)	1,746,772
80,000,000	Great Britain Pound Sterling	JPM	7/6/21	(99,234,160)	(99,028,372)	205,788
250,000,000	Hong Kong Dollar	SSB	4/19/21	(32,167,166)	(32,176,206)	(9,040)
300,000,000	Hong Kong Dollar	NTC	4/23/21	(38,590,669)	(38,609,931)	(19,262)
85,000,000	Hong Kong Dollar	NTC	6/4/21	(10,869,287)	(10,934,971)	(65,684)
450,000,000	Japanese Yen	JPM	8/14/20	(4,261,969)	(4,173,435)	88,534
2,000,000,000	Japanese Yen	JPM	9/4/20	(18,775,834)	(18,553,589)	222,245
2,550,000,000	Japanese Yen	BNY	9/23/20	(23,922,547)	(23,663,591)	258,956
4,000,000,000	Japanese Yen	NTC	3/25/21	(36,726,899)	(37,257,411)	(530,512)
2,220,000,000	Japanese Yen	BNY	6/4/21	(20,951,302)	(20,703,014)	248,288
3,350,000,000	Japanese Yen	SSB	9/24/21	(30,601,991)	(31,308,330)	(706,339)
1,700,000,000	Japanese Yen	JPM	10/4/21	(16,093,958)	(15,890,964)	202,994
3,000,000,000	Japanese Yen	JPM	11/19/21	(28,240,610)	(28,068,521)	172,089
450,000,000	Mexican Peso	BNY	3/25/21	(17,608,518)	(18,863,598)	(1,255,080)
210,000,000	Mexican Peso	BNY	5/3/21	(8,191,446)	(8,765,469)	(574,023)
100,000,000	Mexican Peso	JPM	5/21/21	(3,982,477)	(4,165,833)	(183,356)
54,000,000	Singapore Dollar	NTC	8/3/20	(39,527,138)	(38,710,805)	816,333
22,000,000	Singapore Dollar	SSB	10/5/20	(15,982,995)	(15,774,432)	208,563
50,000,000	Singapore Dollar	JPM	12/18/20	(37,017,843)	(35,865,461)	1,152,382
50,000,000	Singapore Dollar	SSB	1/4/21	(37,218,997)	(35,868,318)	1,350,679
12,000,000	Singapore Dollar	SSB	3/8/21	(8,663,009)	(8,609,579)	53,430
90,000,000	Singapore Dollar	JPM	5/14/21	(63,757,438)	(64,581,274)	(823,836)
85,000,000	Singapore Dollar	SSB	6/14/21	(61,260,422)	(60,997,549)	262,873
55,000,000	Singapore Dollar	JPM	6/25/21	(39,505,818)	(39,470,379)	35,439
60,000,000,000	South Korean Won	SSB	3/8/21	(50,772,160)	(50,036,341)	735,819
14,400,000,000	South Korean Won	JPM	5/3/21	(11,881,188)	(12,018,955)	(137,767)
85,000,000	Swedish Krona	SSB	8/14/20	(9,087,408)	(9,128,464)	(41,056)
115,000,000	Swedish Krona	BNY	9/8/20	(11,945,322)	(12,353,900)	(408,578)
66,500,000	Swedish Krona	BNY	3/4/21	(6,976,208)	(7,160,120)	(183,912)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund
Schedule of Forward Exchange Contracts

June 30, 2020 (Unaudited)						Unrealized
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/20*	Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a)(continued)
120,000,000	Swedish Krona	SSB	4/19/21	$(12,050,008)	$(12,926,021)	$(876,013)
60,000,000	Swiss Franc	BNY	9/1/20	(63,337,908)	(63,436,928)	(99,020)
80,000,000	Swiss Franc	BNY	11/19/20	(83,022,001)	(84,808,670)	(1,786,669)
100,000,000	Swiss Franc	BNY	11/25/20	(103,337,812)	(106,033,637)	(2,695,825)
80,000,000	Swiss Franc	JPM	11/25/20	(82,627,556)	(84,826,909)	(2,199,353)
130,000,000	Swiss Franc	SSB	11/30/20	(133,728,346)	(137,868,436)	(4,140,090)
110,000,000	Swiss Franc	JPM	12/23/20	(115,389,255)	(116,754,178)	(1,364,923)
30,000,000	Swiss Franc	JPM	1/12/21	(31,638,895)	(31,862,271)	(223,376)
30,000,000	Swiss Franc	NTC	3/8/21	(31,953,986)	(31,913,149)	40,837
80,000,000	Swiss Franc	NTC	4/6/21	(83,652,695)	(85,173,444)	(1,520,749)
60,000,000	Swiss Franc	NTC	5/3/21	(62,278,134)	(63,930,240)	(1,652,106)
200,000,000	Thai Baht	BNY	9/8/20	(6,543,432)	(6,470,105)	73,327
450,000,000	Thai Baht	JPM	4/23/21	(13,748,854)	(14,547,520)	(798,666)
420,000,000	Thai Baht	BNY	6/25/21	(13,470,173)	(13,573,564)	(103,391)
400,000,000	Thai Baht	JPM	6/28/21	(12,960,923)	(12,927,148)	33,775
TOTAL				$(3,573,494,451)	$(3,576,231,534)	$(2,737,083)

Unrealized Depreciation on Forward Contracts (Net)						$(1,387,783)

* See Note 1 in Notes to Portfolio of Investments.

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio of Investments

June 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—92.4%

	Canada—0.5%
3,500	E-L Financial Corp., Ltd.	$1,735,931

	China—3.1%
53,005	Baidu Inc., Sponsored ADR(a)	6,354,769
578,670	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,386,806
357,122	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	362,802
98,500	Wuliangye Yibin Co., Ltd., Class A	2,385,969

		10,490,346

	France—14.5%
1,083,445	Bollore SA	3,417,616
41,375	Cie Generale des Etablissements Michelin	4,311,316
273,830	CNP Assurances(a)	3,175,022
128,602	Safran SA(a)	12,932,259
382,960	SCOR SE(a)	10,573,437
448,800	Tarkett SA(a)	5,239,584
250,808	Total SA	9,667,782

		49,317,016

	Germany—5.3%
76,330	BASF SE	4,286,085
52,550	Henkel AG & Co., KGaA	4,394,999
89,671	Krones AG	5,757,283
13,543	Muenchener Rueckversicherungs AG	3,525,444

		17,963,811

	Hong Kong—2.7%
288,500	CK Hutchison Holdings, Ltd.	1,868,219
4,870,000	Emperor Entertainment Hotel, Ltd.	656,882
316,349	Great Eagle Holdings, Ltd.	798,570
734,000	Hang Lung Group, Ltd.	1,717,712
71,587	Jardine Strategic Holdings, Ltd.	1,544,210
485,000	Kingboard Holdings Ltd.	1,265,958
109,796	Miramar Hotel & Investment	195,876
1,580,000	Tai Cheung Holdings, Ltd.	1,006,698

		9,054,125

	Italy—0.2%
66,455	SOL SpA	785,625

	Japan—5.4%
166,700	ADEKA Corp.	2,217,683
138,700	Astellas Pharma, Inc.	2,318,161
110,200	Ebara Corp.	2,602,567
88,700	Konishi Co., Ltd.	1,241,711
216,400	Kuraray Co., Ltd.	2,266,456
83,600	NGK Spark Plug Co., Ltd.	1,202,577
67,300	Shizuoka Gas Co., Ltd.	617,332
156,900	Yamaha Motor Co., Ltd.	2,473,230
227,400	Zeon Corp.	2,101,795
	Miscellaneous Security(b)	1,177,631

		18,219,143

Shares		Value*

	Mexico—1.1%
88,130	Coca-Cola FEMSA SA de CV, Sponsored ADR	$3,864,501

	Netherlands—6.8%
58,500	Heineken Holding NV	4,786,573
37,400	Heineken NV	3,447,008
319,540	Royal Dutch Shell plc, Class A	5,229,057
179,337	Unilever NV	9,558,904

		23,021,542

	Singapore—4.1%
467,100	DBS Group Holdings, Ltd.	7,021,070
461,100	United Overseas Bank, Ltd.	6,730,529

		13,751,599

	South Korea—3.0%
133,873	Chokwang Paint, Ltd.	593,961
27,647	Dongsuh Companies, Inc.	364,835
132,823	Hankook Technology Group Co., Ltd.	1,438,213
17,345	Hyundai Mobis Co., Ltd.	2,784,206
37,361	Kangnam Jevisco Co., Ltd.	441,902
60,800	LG Corp.	3,628,618
13,800	Samchully Co., Ltd.	777,267

		10,029,002

	Sweden—2.3%
38,380	Autoliv, Inc.	2,475,894
368,808	Trelleborg AB, Class B(a)	5,411,966

		7,887,860

	Switzerland—16.7%
17,047	Coltene Holding AG	1,285,373
135,665	Nestle SA, Registered	15,039,676
115,594	Novartis AG, Registered	10,069,610
5,015	Phoenix Mecano AG	2,019,126
45,290	Roche Holding AG	15,689,044
24,292	TX Group AG	1,804,433
30,649	Zurich Insurance Group AG	10,858,730

		56,765,992

	Thailand—1.3%
1,220,100	Bangkok Bank Public Co., Ltd., NVDR	4,255,921

	United Kingdom—14.3%
628,185	Babcock International Group plc	2,400,753
1,165,123	BAE Systems plc	6,947,159
1,349,900	CNH Industrial NV(a)	9,480,948
352,603	Diageo plc	11,686,536
175,550	GlaxoSmithKline plc	3,536,054
934,650	Inchcape plc	5,664,039
744,541	Lookers plc	193,191
1,292,153	Standard Chartered plc	6,984,741
2,741,248	Vertu Motors plc	829,179
	Miscellaneous Security(b)	859,443

		48,582,043

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio of Investments

June 30, 2020 (Unaudited)

Shares		Value*

	United States—11.1%
7,345	AutoZone Inc.(a)	$8,286,041
41,700	Berkshire Hathaway Inc., Class B(a)	7,443,867
212,500	Cisco Systems, Inc.	9,911,000
78,600	Johnson & Johnson	11,053,518
14,700	Phillips 66	1,056,930

		37,751,356

TOTAL COMMON STOCKS (Cost $301,632,410)		313,475,813

PREFERRED STOCKS—0.8%

	Chile—0.6%
940,000	Embotelladora Andina SA, Class A	2,004,631

	Germany—0.2%
29,000	Jungheinrich AG(a)	681,635
648	KSB AG	144,188

		825,823

TOTAL PREFERRED STOCKS (Cost $3,455,380)		2,830,454

REGISTERED INVESTMENT COMPANY—6.1%
20,782,143	Dreyfus Government Securities Cash Management - Institutional Shares 0.08% (c) (Cost $20,782,143)	20,782,143

INVESTMENTS IN SECURITIES (Cost $325,869,933)	99.3%	337,088,410
OTHER ASSETS AND LIABILITIES (Net)	0.7	2,271,873

NET ASSETS	100.0%	$339,360,283

*	See Note 1 to Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)

Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $2,037,074 represents 0.6% of the net assets of the Fund.

(c)	Rate disclosed is the 7-day yield at June 30, 2020.

Abbreviations:
ADR	—	American Depositary Receipt
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Sector Diversification

June 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Capital Goods	16.8%
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Insurance	11.1
Beverage	7.7
Banks	7.4
Materials	4.8
Energy	4.7
Food	4.5
Retailing	4.4
Household & Personal Products	4.1
Automobiles & Components	3.9
Technology Hardware & Equipment	3.5
Software & Services	1.9
Real Estate	1.0
Transportation	1.0
Commercial Services & Supplies	1.0
Media	0.5
Diversified Financials	0.4
Utilities	0.4
Health Care Equipment & Services	0.4
Consumer Services	0.3

Total Common Stocks	92.4
Preferred Stocks	0.8
Registered Investment Company	6.1
Other Assets and Liabilities (Net)	0.7

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged
Portfolio Composition

June 30, 2020 (Unaudited)

Portfolio Composition	Percentage of Net Assets

Switzerland	17%
United Kingdom	15
France	15
United States	11
Netherlands	7
Germany	5
Japan	5
Singapore	4
Other Countries(a)	14
Money Market Funds and Other Assets and Liabilities (Net)	7

Total	100%

(a) Other Countries” include Canada, Chile, China, Hong Kong, Italy, Mexico, South Korea, Sweden and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments

June 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—92.3%

	Chile—1.0%
334,772	Antofagasta plc	$3,863,842

	China—1.5%
36,000	Baidu Inc., Sponsored ADR(a)	4,316,040
419,200	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	1,004,630
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	351,057

		5,671,727

	France—8.6%
1,169,955	Bollore SA	3,690,503
360,300	CNP Assurances(a)	4,177,630
66,120	Safran SA(a)	6,649,049
235,186	SCOR SE(a)	6,493,431
149,815	Tarkett SA (a)	1,749,038
236,380	Total SA	9,111,633

		31,871,284

	Germany—5.4%
70,927	BASF SE	3,982,695
84,400	Henkel AG & Co., KGaA	7,058,761
47,578	Krones AG	3,054,723
22,070	Muenchener Rueckversicherungs AG	5,745,148

		19,841,327

	Hong Kong—1.6%
268,000	CK Hutchison Holdings, Ltd.	1,735,469
906,000	Hang Lung Group, Ltd.	2,120,228
90,700	Jardine Strategic Holdings, Ltd.	1,956,498

		5,812,195

	Japan—2.1%
117,300	Astellas Pharma, Inc.	1,960,493
166,800	Kuraray Co., Ltd.	1,746,972
131,800	Yamaha Motor Co., Ltd.	2,077,577
228,400	Zeon Corp.	2,111,038

		7,896,080

	Mexico—1.1%
89,265	Coca-Cola FEMSA SA de CV, Sponsored ADR(b)	3,914,270

	Netherlands—7.3%
169,538	Heineken Holding NV	13,871,897
202,399	Royal Dutch Shell plc, Class A	3,312,123
183,946	Unilever NV, ADR	9,798,803

		26,982,823

	Singapore—2.2%
550,917	United Overseas Bank, Ltd.	8,041,559

	South Korea—0.9%
56,800	LG Corp.	3,389,893

Shares		Value*

	Sweden—1.9%
33,021	Autoliv, Inc.	$2,130,185
324,795	Trelleborg AB, Class B(a)	4,766,110

		6,896,295

	Switzerland—14.9%
156,851	Nestle SA, Registered, Sponsored ADR	17,322,624
143,657	Novartis AG, Registered	12,514,230
44,515	Roche Holding AG	15,420,574
27,192	Zurich Insurance Group AG	9,633,939

		54,891,367

	United Kingdom—12.4%
549,540	Babcock International Group plc	2,100,193
1,072,680	BAE Systems plc	6,395,959
929,315	CNH Industrial NV(a)	6,526,993
105,186	Diageo plc, Sponsored ADR	14,135,947
343,309	GlaxoSmithKline plc	6,915,177
282,425	Inchcape plc	1,711,514
351,165	Standard Chartered plc	1,898,224
91,190	Unilever plc, Sponsored ADR	5,004,507
	Miscellaneous Security(c)	897,252

		45,585,766

	United States—31.4%
46,230	3M Co.	7,211,418
6,150	Alphabet Inc., Class A(a)	8,721,008
6,166	Alphabet Inc., Class C(a)	8,716,319
9,175	AutoZone Inc.(a)	10,350,501
191,449	Bank of New York Mellon Corp./The	7,399,504
80	Berkshire Hathaway Inc., Class A(a)	21,384,000
168,094	Cisco Systems, Inc.	7,839,904
140,841	Comcast Corp., Class A	5,489,982
126,121	ConocoPhillips	5,299,604
125,210	Fox Corp., Class B	3,360,636
7,420	Goldman Sachs Group Inc./The	1,466,340
100,063	Johnson & Johnson	14,071,860
36,818	National Western Life Insurance Co., Class A	7,481,049
263,163	Wells Fargo & Co.	6,736,973

		115,529,098

TOTAL COMMON STOCKS (Cost $202,719,442)		340,187,526

PREFERRED STOCKS—0.3%

	Chile—0.3%
492,000	Embotelladora Andina SA, Class A (Cost $918,376)	1,049,232

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio of Investments

June 30, 2020 (Unaudited)

Shares				Value*

REGISTERED INVESTMENT COMPANY—4.4%
16,262,266	Dreyfus Government Securities Cash Management - Institutional Shares 0.08%(d) (Cost $16,262,266)			$16,262,266

Face Value

U.S. TREASURY BILL—2.7%
$ 10,000,000	0.168%(e), due 12/03/2020(b) (Cost $9,992,896)			9,993,326

INVESTMENTS IN SECURITIES (Cost $229,892,980)		99.7%		367,492,350
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)		(0.0	)(f)	(196,233)
OTHER ASSETS AND LIABILITIES (Net)		0.3		1,206,383

NET ASSETS		100.0%		$368,502,500

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	This position has been segregated to cover certain open forward contracts. At June 30, 2020, liquid assets totaling $13,907,596 have been segregated to cover such open forward contracts.
(c)	Represents an issuer where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of $897,252 represents 0.2% of the net assets of the Fund.
(d)	Rate disclosed is the 7-day yield at June 30, 2020.
(e)	Rate represents annualized yield at date of purchase.
(f)	Amount represents less than 0.1% of net assets.

Abbreviations:
ADR — American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Sector Diversification

June 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	14.9%
Pharmaceuticals, Biotechnology & Life Sciences	13.8
Capital Goods	12.2
Food	8.7
Beverage	8.7
Software & Services	5.9
Energy	4.8
Banks	4.5
Retailing	3.3
Materials	3.2
Diversified Financials	2.4
Media	2.4
Technology Hardware & Equipment	2.1
Household & Personal Products	1.9
Automobiles & Components	1.1
Transportation	1.0
Commercial Services & Supplies	0.8
Real Estate	0.6

Total Common Stocks	92.3
Preferred Stocks	0.3
Registered Investment Company	4.4
U.S. Treasury Bill	2.7
Unrealized Depreciation on Forward Contracts	(0.0)*
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

*	Amount represents less than 0.1% of net assets

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Portfolio Composition

June 30, 2020 (Unaudited)

Portfolio Composition	Percentage of Net Assets

United States	31%
Switzerland	15
United Kingdom	12
France	9
Netherlands	7
Germany	6
Singapore	2
Japan	2
Other Countries(a)	9
Money Market Funds, Treasury Bill and Other Assets and Liabilities (Net)(b)	7

Total	100%

(a) “Other Countries” include Chile, China, Hong Kong, Mexico, South Korea and Sweden

(b) Includes Unrealized Depreciation on Forward Contracts (Net)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund
Schedule of Forward Exchange Contracts

June 30, 2020 (Unaudited)						Unrealized
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/20*	Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
14,500,000	Great Britain Pound Sterling	JPM	7/2/20	$17,743,638	$17,916,518	$172,880
2,500,000	Singapore Dollar	SSB	9/1/20	1,765,290	1,792,301	27,011
3,800,000	Swiss Franc	NTC	8/3/20	3,893,044	4,014,369	121,325
1,500,000	Swiss Franc	BNY	9/1/20	1,540,405	1,585,923	45,518
3,400,000	Swiss Franc	NTC	10/13/20	3,549,468	3,599,596	50,128
TOTAL				$28,491,845	$28,908,707	$416,862

FORWARD EXCHANGE CONTRACTS TO SELL(a)
10,500,000	Chinese Yuan	BNY	3/15/21	$(1,485,958)	$(1,466,647)	$19,311
8,000,000	Chinese Yuan	JPM	5/4/21	(1,118,060)	(1,114,821)	3,239
14,150,000	Chinese Yuan	SSB	5/25/21	(1,964,282)	(1,969,897)	(5,615)
4,500,000	European Union Euro	JPM	7/17/20	(5,205,325)	(5,056,092)	149,233
3,500,000	European Union Euro	NTC	10/13/20	(3,930,150)	(3,940,463)	(10,313)
8,000,000	European Union Euro	NTC	3/25/21	(8,655,200)	(9,042,832)	(387,632)
7,000,000	European Union Euro	BNY	5/3/21	(7,650,090)	(7,919,384)	(269,294)
16,000,000	European Union Euro	BNY	5/10/21	(17,520,320)	(18,104,284)	(583,964)
7,000,000	European Union Euro	BNY	6/14/21	(7,977,970)	(7,926,833)	51,137
14,500,000	Great Britain Pound Sterling	JPM	7/2/20	(18,630,325)	(17,916,518)	713,807
4,500,000	Great Britain Pound Sterling	NTC	7/17/20	(5,724,945)	(5,560,864)	164,081
3,000,000	Great Britain Pound Sterling	BNY	9/1/20	(3,717,000)	(3,708,120)	8,880
3,100,000	Great Britain Pound Sterling	SSB	3/8/21	(3,991,802)	(3,835,786)	156,016
12,000,000	Great Britain Pound Sterling	JPM	7/6/21	(14,885,124)	(14,854,256)	30,868
15,000,000	Hong Kong Dollar	SSB	4/19/21	(1,930,030)	(1,930,572)	(542)
10,000,000	Hong Kong Dollar	NTC	6/4/21	(1,278,740)	(1,286,467)	(7,727)
122,000,000	Japanese Yen	JPM	8/14/20	(1,155,467)	(1,131,465)	24,002
350,000,000	Japanese Yen	JPM	11/19/21	(3,294,738)	(3,274,661)	20,077
160,000,000	Japanese Yen	SSB	12/27/21	(1,512,859)	(1,498,119)	14,740
45,000,000	Mexican Peso	JPM	5/21/21	(1,792,115)	(1,874,625)	(82,510)
4,300,000	Singapore Dollar	SSB	9/1/20	(3,105,927)	(3,082,758)	23,169
9,000,000	Singapore Dollar	SSB	1/4/21	(6,699,419)	(6,456,297)	243,122
4,500,000,000	South Korean Won	JPM	2/26/21	(3,754,067)	(3,752,155)	1,912
34,500,000	Swedish Krona	NTC	8/3/20	(3,694,344)	(3,704,621)	(10,277)
3,800,000	Swiss Franc	NTC	8/3/20	(3,958,375)	(4,014,369)	(55,994)
1,500,000	Swiss Franc	BNY	9/1/20	(1,583,448)	(1,585,923)	(2,475)
6,800,000	Swiss Franc	NTC	10/13/20	(7,014,648)	(7,199,191)	(184,543)
4,200,000	Swiss Franc	BNY	11/19/20	(4,358,655)	(4,452,455)	(93,800)
8,000,000	Swiss Franc	JPM	11/30/20	(8,228,785)	(8,484,211)	(255,426)
12,000,000	Swiss Franc	JPM	12/23/20	(12,587,919)	(12,736,820)	(148,901)
5,000,000	Swiss Franc	NTC	5/3/21	(5,189,844)	(5,327,520)	(137,676)
TOTAL				$(173,595,931)	$(174,209,026)	$(613,095)

Unrealized Depreciation on Forward Contracts (Net)						$(196,233)

*	See Note 1 in Notes to Portfolio of Investments.

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY — The Bank of New York Mellon

JPM — JPMorgan Chase Bank NA

NTC — Northern Trust Company

SSB — State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio of Investments

June 30, 2020 (Unaudited)

Shares		Value*

COMMON STOCKS—88.0%

	China—0.5%
941,000	Dali Foods Group Co., Ltd.	$573,512

	France—14.3%
33,187	Cie Generale des Etablissements Michelin	3,458,118
169,500	CNP Assurances(a)	1,965,330
26,555	Safran SA(a)	2,670,379
136,985	SCOR SE(a)	3,782,124
84,294	Tarkett SA(a)	984,103
92,253	Total SA	3,556,035

		16,416,089

	Germany—10.2%
59,640	BASF SE	3,348,907
11,335	Muenchener Rueckversicherungs AG	2,950,669
45,420	Siemens AG	5,355,058

		11,654,634

	Hong Kong—1.8%
177,500	CK Hutchison Holdings, Ltd.	1,149,424
407,000	Hang Lung Group, Ltd.	952,464

		2,101,888

	Japan—0.5%
56,600	Kuraray Co., Ltd.	592,797

	Mexico—1.0%
25,170	Coca-Cola FEMSA SA de CV, Sponsored ADR	1,103,704

	Netherlands—2.5%
31,049	Royal Dutch Shell plc, Class A	508,096
44,585	Unilever NV	2,376,441

		2,884,537

	Singapore—7.5%
263,700	DBS Group Holdings, Ltd.	3,963,726
318,400	United Overseas Bank, Ltd.	4,647,583

		8,611,309

	Sweden—2.0%
10,925	Autoliv, Inc.	704,772
109,875	Trelleborg AB, Class B(a)	1,612,329

		2,317,101

	Switzerland—17.2%
52,665	Nestle SA, Registered	5,838,385
45,255	Novartis AG, Registered	3,942,248
18,085	Roche Holding AG	6,264,879
10,377	Zurich Insurance Group AG	3,676,500

		19,722,012

	Thailand—1.2%
386,200	Bangkok Bank Public Co., Ltd., NVDR	1,347,133

Shares		Value*

	United Kingdom—13.0%
275,675	Babcock International Group plc	$1,053,555
582,870	BAE Systems plc	3,475,419
168,745	Diageo plc	5,592,818
165,250	GlaxoSmithKline plc	3,328,584
228,905	Inchcape plc	1,387,179

		14,837,555

	United States—16.3%
17,120	3M Co.	2,670,549
57,671	Cisco Systems, Inc.	2,689,775
42,030	Johnson & Johnson	5,910,679
77,175	Verizon Communications, Inc.	4,254,658
125,000	Wells Fargo & Co.	3,200,000

		18,725,661

TOTAL COMMON STOCKS (Cost $78,430,367)		100,887,932

REGISTERED INVESTMENT COMPANY—11.8%
13,489,376	Dreyfus Government Securities Cash Management - Institutional Shares 0.08% (b) (Cost $13,489,376)	13,489,376

INVESTMENTS IN SECURITIES (Cost $91,919,743)	99.8%	114,377,308
OTHER ASSETS AND LIABILITIES (Net)	0.2	224,878

NET ASSETS	100.0%	$114,602,186

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)	Rate disclosed is the 7-day yield at June 30, 2020.

Abbreviations:

NVDR — Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Sector Diversification

June 30, 2020 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	17.0%
Capital Goods	15.6
Banks	11.5
Insurance	10.8
Beverage	5.8
Food	5.6
Telecommunication Services	3.7
Automobiles & Components	3.6
Energy	3.6
Materials	3.4
Technology Hardware & Equipment	2.4
Household & Personal Products	2.1
Retailing	1.2
Commercial Services & Supplies	0.9
Real Estate	0.8

Total Common Stocks	88.0
Registered Investment Company	11.8
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund
Portfolio Composition

June 30, 2020 (Unaudited)

Portfolio Composition	Percentage of Net Assets

Switzerland	17%
United States	16
France	14
United Kingdom	13
Germany	10
Singapore	8
Netherlands	3
Sweden	2
Other Countries(a)	5
Money Market Funds and Other Assets and Liabilities (Net)	12

Total	100%

(a) “Other Countries” include China, Hong Kong, Japan, Mexico and Thailand

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values.

This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such asset trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Company’s Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser. Investments in open-end mutual funds are valued at net asset value (NAV).

Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2020. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Global Value Fund	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$111,782,327	$67,296,873	$44,485,454	$—
Chile	96,084,656	—	96,084,656	—
China	122,708,573	116,142,772	6,565,801	—
Czech Republic	1,571,886	—	1,571,886	—
France.	763,432,860	—	763,432,860	—
Germany	385,699,928	—	385,699,928	—
Hong Kong	117,434,002	—	117,434,002	—
Italy	56,308,782	—	56,308,782	—
Japan	192,307,632	—	192,307,632	—
Mexico	67,261,296	67,261,296	—	—
Netherlands	365,565,389	255,792,154	109,773,235	—
Singapore	306,824,937	—	306,824,937	—
South Korea	97,465,478	—	97,465,478	—
Spain	12,335,733	—	12,335,733	—
Sweden	103,646,463	42,660,463	60,986,000	—
Switzerland	1,240,003,183	27,871,782	1,212,131,401	—
Thailand	49,432,929	—	49,432,929	—
United Kingdom	950,729,781	4,490,029	946,239,752	—
United States	693,018,448	693,018,448	—	—
Preferred Stocks
Chile.	23,552,279	23,552,279	—	—
Croatia.	9,380,369	9,380,369	—	—
Germany	1,312,923	—	1,312,923
Registered Investment Company	88,740,733	88,740,733	—	—
U.S. Treasury Bill	224,895,656	—	224,895,656	—
Total Investments in Securities	6,081,496,243	1,396,207,198	4,685,289,045	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	32,074,848	—	32,074,848	—
Liability
Unrealized depreciation of forward exchange contracts	(33,462,631)	—	(33,462,631)	—
Total	$6,080,108,460	$1,396,207,198	$4,683,901,262	$—

Global Value Fund II – Currency Unhedged	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Canada	$1 ,735,931	$—	$1,735,931	$—
China	10,490,346	10,127,544	362,802	—
France.	49,317,016	—	49,317,016	—
Germany	17,963,811	—	17,963,811	—
Hong Kong	9,054,125	—	9,054,125	—
Italy	785,625	—	785,625	—
Japan	18,219,143	—	18,219,143	—
Mexico.	3,864,501	3,864,501	—	—
Netherlands	23,021,542	8,233,581	14,787,961	—
Singapore	13,751,599	—	13,751,599	—
South Korea	10,029,002	—	10,029,002	—
Sweden	7,887,860	2,475,894	5,411,966	—
Switzerland	56,765,992	2,019,126	54,746,866	—
Thailand	4,255,921	—	4,255,921	—
United Kingdom	48,582,043	193,191	48,388,852	—
United States	37,751,356	37,751,356	—	—
Preferred Stocks
Chile	2,004,631	2,004,631	—	—
Germany	825,823	—	825,823	—
Registered Investment Company	20,782,143	20,782,143	—	—
Total	$337,088,410	$87,451,967	$249,636,443	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

Value Fund	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Chile	$3,863,842	$—	$3,863,842	$—
China	5,671,727	5,320,670	351,057	—
France	31,871,284	—	31,871,284	—
Germany	19,841,327	—	19,841,327	—
Hong Kong	5,812,195	—	5,812,195	—
Japan	7,896,080	—	7,896,080	—
Mexico	3,914,270	3,914,270	—	—
Netherlands	26,982,823	23,670,700	3,312,123	—
Singapore	8,041,559	—	8,041,559	—
South Korea	3,389,893	—	3,389,893	—
Sweden	6,896,295	2,130,185	4,766,110	—
Switzerland	54,891,367	17,322,624	37,568,743	—
United Kingdom	45,585,766	19,140,454	26,445,312	—
United States	115,529,098	115,529,098	—	—
Preferred Stock				—
Chile	1,049,232	1,049,232	—	—
Registered Investment Company	16,262,266	16,262,266	—	—
U.S. Treasury Bill	9,993,326	—	9,993,326	—
Total Investments in Securities	367,492,350	204,339,499	163,152,851	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	2,040,456	—	2,040,456	—
Liability
Unrealized depreciation of forward exchange contracts	(2,236,689)	—	(2,236,689)	—
Total	$367,296,117	$204,339,499	$162,956,618	$—

Worldwide High Dividend Yield Value Fund	Total Value at June 30, 2020	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
China	$573,512	$—	$573,512	$—
France	16,416,089	—	16,416,089	—
Germany	11,654,634	—	11,654,634	—
Hong Kong	2,101,888	—	2,101,888	—
Japan	592,797	—	592,797	—
Mexico	1,103,704	1,103,704	—	—
Netherlands	2,884,537	—	2,884,537	—
Singapore	8,611,309	—	8,611,309	—
Sweden	2,317,101	704,772	1,612,329	—
Switzerland	19,722,012	—	19,722,012	—
Thailand	1,347,133	—	1,347,133	—
United Kingdom	14,837,555	—	14,837,555	—
United States	18,725,661	18,725,661	—	—
Registered Investment Company	13,489,376	13,489,376	—	—
Total	$114,377,308	$34,023,513	$80,353,795	$—

Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)

the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts. Global Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Global Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the Global Value and Value Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by Global Value Fund that may be deemed “affiliated companies”, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2020:

Shares Held at 3/31/20	Name of Issuer†	Value at 3/31/20	Purchase Cost	Sales Proceeds	Value at 6/30/20	Shares Held at 6/30/20	Change in Net Unrealized Appreciation 4/1/20 to 6/30/20
68,178	Phoenix Mecano AG	$24,098,885	$—	$—	$27,449,641	68,178	$ 3,350,756
4,763,086	SOL SpA	51,659,234	—	—	56,308,782	4,763,086	4,649,548
		$75,758,119	$—	$—	$83,758,423		$ 8,000,304

    † Issuer countries: Switzerland and Italy, respectively.

None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.